Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for Andrew Wiederhorn ($)(1)	Summary Compensation Table Total for Kenneth Kuick ($)(1)	Summary Compensation Table Total for Robert Rosen ($)(1)	Compensation Actually Paid to Andrew Wiederhorn ($)(2)	Compensation Actually Paid to Kenneth Kuick ($)(2)	Compensation Actually Paid to Robert Rosen ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Year-End Value of $100 Investment Based On Total Stockholder Return ($)(5)	Net Income (Loss) (thousand $) (6)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2024	—	550,000	550,000	—	463,026	644,294	550,000	530,274	71	(189,847)
2023	4,458,687	1,802,603	4,898,000	4,469,270	1,684,468	3,878,802	1,650,000	1,660,583	73	(90,110)
2022	3,551,040	—	—	3,239,914	—	—	1,930,000	1,397,374	61	(126,188)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO’s for each corresponding year in the “Total” column of the Summary Compensation Table.

Adjustment To PEO Compensation, Footnote [Text Block]
		Andrew Wiederhorn
		2024		2023	2022
	Summary Compensation Table Total	$		$4,458,687	$3,551,040
Less:	Equity Award Values Reported in Summary Compensation Table for the Covered Year		—	—	—
Plus:	Fair Value of Equity Awards Granted During Covered Year		—	—	—
	Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years		—	$5,536	(228,523)
	Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year		—	5,047	(82,603)
	Compensation Actually Paid		—	$4,469,270	$3,239,914

		Kenneth Kuick
		2024	2023	2022
	Summary Compensation Table Total	$550,000	$1,802,603	—
Less:	Equity Award Values Reported in Summary Compensation Table for the Covered Year	—	(268,495)	—
Plus:	Fair Value of Equity Awards Granted During Covered Year	—	139,777	—
	Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(20,055)	$5,536	—
	Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(66,919)	5,047	—
	Compensation Actually Paid	$463,026	$1,684,468	—

		Robert Rosen
		2024	2023	2022
	Summary Compensation Table Total	$550,000	$4,898,000	—
Less:	Equity Award Values Reported in Summary Compensation Table for the Covered Year	—	(2,148,000)	—
Plus:	Fair Value of Equity Awards Granted During Covered Year	—	1,118,219	—
	Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(160,438)	$5,536	—
	Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	254,732	5,047	—
	Compensation Actually Paid	$644,294	$3,878,802	—

Summary Compensation Table Total	[1]	$ 550,000	$ 1,650,000	$ 1,930,000
Compensation Actually Paid	[2]	$ 530,274	1,660,583	1,397,374
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		Average of Non-PEO NEOs
		2024	2023	2022
	Summary Compensation Table Total	$550,000	$1,650,000	$1,930,000
Less:	Equity Award Values Reported in Summary Compensation Table for the Covered Year	—	—	—
Plus:	Fair Value of Equity Awards Granted During Covered Year	—	—	—
	Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	$—	5,536	(450,023)
	Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$(19,726)	5,047	(82,603)
	Compensation Actually Paid	$530,274	$1,660,583	$1,397,374

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

The following chart shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs, on the one hand, to the Company’s cumulative total stockholder return, or TSR, over the two years presented in the table, on the other.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

The following chart shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs, on the one hand, to the Company’s net income (loss), on the other hand.

Total Shareholder Return Amount	[3]	$ 71	73	61
Net Income (Loss) Attributable to Parent	[4]	$ (189,847,000)	(90,110,000)	(126,188,000)
Additional 402(v) Disclosure [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO’s, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Andrew Wiederhorn [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[5]		4,458,687	3,551,040
Compensation Actually Paid	[6]		4,469,270	3,239,914
Andrew Wiederhorn [Member] | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Andrew Wiederhorn [Member] | Fair Value of Equity Awards Granted During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Andrew Wiederhorn [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,536	(228,523)
Andrew Wiederhorn [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,047	(82,603)
Kenneth Kuick [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[5]	550,000	1,802,603
Compensation Actually Paid	[6]	463,026	1,684,468
Kenneth Kuick [Member] | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(268,495)
Kenneth Kuick [Member] | Fair Value of Equity Awards Granted During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			139,777
Kenneth Kuick [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,055)	5,536
Kenneth Kuick [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(66,919)	5,047
Robert Rosen [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[5]	550,000	4,898,000
Compensation Actually Paid	[6]	644,294	3,878,802
Robert Rosen [Member] | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,148,000)
Robert Rosen [Member] | Fair Value of Equity Awards Granted During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,118,219
Robert Rosen [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(160,438)	5,536
Robert Rosen [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		254,732	5,047
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		550,000	1,650,000	1,930,000
Compensation Actually Paid		530,274	1,660,583	1,397,374
Non-PEO NEO [Member] | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,536	(450,023)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (19,726)	$ 5,047	$ (82,603)

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in 2024 and 2023 are Taylor Wiederhorn and Thayer Wiederhorn, and in 2022 are Robert Rosen and Taylor Wiederhorn.
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2).
[3]	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 in our common stock as of the market close on the last trading day of fiscal 2021.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
[5]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO’s for each corresponding year in the “Total” column of the Summary Compensation Table.
[6]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO’s, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.